Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Net income per ordinary share
Basic and diluted number of shares
	December 31,
	2025	2024	2023
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,603,354	7,716,993	7,726,118